Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.09864%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,666,165.73

Principal:
Principal Collections	$16,869,187.47
Prepayments in Full	$6,878,310.75
Liquidation Proceeds	$134,452.91
Recoveries	$67,175.47
Sub Total	$23,949,126.60
Collections	$25,615,292.33

Purchase Amounts:
Purchase Amounts Related to Principal	$18,429.17
Purchase Amounts Related to Interest	$82.53
Sub Total	$18,511.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,633,804.03

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	28
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,633,804.03
Servicing Fee	$403,862.45	$403,862.45	$0.00	$0.00	$25,229,941.58
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,229,941.58
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,229,941.58
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,229,941.58
Interest - Class A-3 Notes	$1,188,856.91	$1,188,856.91	$0.00	$0.00	$24,041,084.67
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$23,709,834.67
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,709,834.67
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$23,513,092.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,513,092.67
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$23,371,511.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,371,511.00
Regular Principal Payment	$21,211,899.60	$21,211,899.60	$0.00	$0.00	$2,159,611.40
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,159,611.40
Residual Released to Depositor	$0.00	$2,159,611.40	$0.00	$0.00	$0.00
Total		$25,633,804.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,211,899.60
Total					$21,211,899.60

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,211,899.60	$46.08	$1,188,856.91	$2.58	$22,400,756.51	$48.66
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$21,211,899.60	$16.12	$1,858,430.58	$1.41	$23,070,330.18	$17.53

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$270,707,454.69	0.5880598	$249,495,555.09	0.5419810
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$411,487,454.69	0.3127327	$390,275,555.09	0.2966116

Pool Information
Weighted Average APR	4.193%	4.222%
Weighted Average Remaining Term	34.08	33.40
Number of Receivables Outstanding	24,165	23,547
Pool Balance	$484,634,941.32	$460,414,479.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$441,125,395.68	$419,550,189.15
Pool Factor	0.3293966	0.3129344

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$40,864,290.17
Targeted Overcollateralization Amount	$70,138,924.23
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$70,138,924.23

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		55	$320,081.70
(Recoveries)		74	$67,175.47
Net Loss for Current Collection Period			$252,906.23
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6262%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8019%
Second Prior Collection Period			1.5711%
Prior Collection Period			1.6774%
Current Collection Period			0.6423%
Four Month Average (Current and Prior Three Collection Periods)			1.1732%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,863	$10,414,719.70
(Cumulative Recoveries)			$1,428,396.04
Cumulative Net Loss for All Collection Periods			$8,986,323.66
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6108%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,590.30
Average Net Loss for Receivables that have experienced a Realized Loss			$4,823.58

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.39%	225	$6,398,105.47
61-90 Days Delinquent	0.19%	33	$868,718.76
91-120 Days Delinquent	0.09%	15	$416,618.14
Over 120 Days Delinquent	0.19%	24	$855,119.53
Total Delinquent Receivables	1.85%	297	$8,538,561.90

Repossession Inventory:
Repossessed in the Current Collection Period		12	$355,851.68
Total Repossessed Inventory		16	$586,678.82

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3345%
Prior Collection Period			0.3352%
Current Collection Period			0.3058%
Three Month Average			0.3252%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4649%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	28

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	56	$1,740,184.83
2 Months Extended	106	$3,323,977.84
3+ Months Extended	28	$725,250.95

Total Receivables Extended	190	$5,789,413.62
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer